Note 11 - Long-term Debt - Principal Payments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
2018	$ 42,580,323
2019	42,505,323
2020	118,038,569
2021	53,874,219
2022	58,478,532
Thereafter	71,498,875
Total	$ 386,975,841	$ 400,229,914